Valuation and Qualifying Accounts and Reserves (Schedule II) (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2019	May 31, 2018		May 31, 2017
Allowance for Doubtful Accounts, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		$ 46,344	$ 44,138		$ 24,600
Additions Charged to Selling, General and Administrative		18,646	4,487		13,747
Acquisitions (Disposals) of Businesses and Reclassifications		(131)
(Deductions) Additions	[1]	(10,111)	(2,281)		5,791
Balance at End of Period		54,748	46,344		44,138
Accrued Product Liability Reserves, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		12,900	14,932		25,100
Additions Charged to Selling, General and Administrative		12,696	6,169		5,262
(Deductions) Additions	[2]	(13,857)	(8,201)		(15,430)
Balance at End of Period		11,739	12,900		14,932
Accrued Loss Reserves, Current
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		1,144	1,102		1,053
Additions Charged to Selling, General and Administrative		875	413		636
Acquisitions (Disposals) of Businesses and Reclassifications	[3]				(322)
(Deductions) Additions	[2]	(872)	(371)		(265)
Balance at End of Period		1,147	1,144		1,102
Accrued Product Liability, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		29,902	28,222		29,045
Additions Charged to Selling, General and Administrative		8,301	16,581		15,005
Acquisitions (Disposals) of Businesses and Reclassifications					281
(Deductions) Additions	[2]	(8,261)	(14,901)		(16,109)
Balance at End of Period		29,942	29,902		28,222
Environmental Reserves, Noncurrent
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		3,571	1,747		1,676
Additions Charged to Selling, General and Administrative		895	5,350	[4]	404
Acquisitions (Disposals) of Businesses and Reclassifications	[3]				328
(Deductions) Additions		(255)	(3,526)		(661)
Balance at End of Period		$ 4,211	$ 3,571		$ 1,747

[1]	Uncollectible accounts written off, net of recoveries
[2]	Primarily claims paid during the year, net of insurance contributions
[3]	Primarily transfers between current and noncurrent
[4]	Approximately $1.7 million of the additions are reflected in the line item entitled, “Restructuring Expense,” in our Consolidated Statements of Income.